INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details)			9 Months Ended	12 Months Ended					48 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥) employee	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAX AND DEFERRED TAX ASSETS
Rate of corporation tax			19.00%	19.00%						19.00%
Small profits rate of corporation tax			19.00%	19.00%	19.00%	19.00%
Maximum amount of profits for small profits rate of corporation tax | £					£ 50,000
Taxable income									¥ 3,000,000
Number of employees | employee									300
Assets			$ 3,999,242	$ 3,999,242			$ 5,635,075	$ 8,368,970			¥ 50,000,000
Statutory income tax rate	25.00%	19.00%	25.00%
Period for statute of limitations due to computation errors				3 years	3 years	3 years
Period for statute of limitations under special circumstances				5 years	5 years	5 years
Maximum amount of underpayment of tax liability			$ 14,000	$ 14,000						¥ 100,000
Period for statute of limitations if tax liability exceeds RMB100,000				10 years	10 years	10 years
Provision for Income Tax | $				$ 0			$ 0	0
Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income						¥ 1,000,000
Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income						¥ 3,000,000
PRC tax Jurisdiction
INCOME TAX AND DEFERRED TAX ASSETS
Examination Period				5 years	5 years	5 years
PRC
INCOME TAX AND DEFERRED TAX ASSETS
Net operating loss | $			1,900,000	$ 1,900,000
United Kingdom
INCOME TAX AND DEFERRED TAX ASSETS
Net operating loss | $			600,000	$ 600,000
Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				2.50%	2.50%	2.50%
Taxable income						¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				5.00%	5.00%	5.00%
Income tax less than RMB 1 million to RMB 3 million | Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income						¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million | Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income						¥ 3,000,000
Hong Kong
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				16.50%	16.50%	16.50%	16.50%
China
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				25.00%	25.00%	25.00%
China | Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				5.00%	5.00%	5.00%
Taxable income						¥ 1,000,000
China | Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				10.00%	10.00%	10.00%
UK [Member]
INCOME TAX AND DEFERRED TAX ASSETS
Maximum amount of profits for small profits rate of corporation tax | £					£ 50,000
Assets | $			$ 3,818,323	$ 3,818,323			$ 4,432,728	$ 3,075,454